Interest Rate Derivatives - Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest rate swap agreement | Derivatives not designated as hedging instrument
Derivative [Line Items]
Other expense, net	$ 1,432	$ (394)	$ 4,341	$ 3,946